Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Derivatives Qualifying and Designated as Hedging Instruments Recognized in Other Comprehensive Income (Details) - Designated as hedging instruments - USD ($)
$ in Millions
12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Cross currency swaps - net investment hedges
Derivative Instruments, Gain (Loss) [Line Items]
Effective portions of derivatives qualifying and designated as hedging instruments recognized in other comprehensive income (loss)	$ 18	$ (31)	$ (33)
Foreign currency zero cost collars – cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Effective portions of derivatives qualifying and designated as hedging instruments recognized in other comprehensive income (loss)	(12)	45	(8)
Interest rate swaps – cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Effective portions of derivatives qualifying and designated as hedging instruments recognized in other comprehensive income (loss)	$ 6	$ 8	$ 8